Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions
Note 15.	Related Party Transactions

Artisan engages in transactions with its affiliates in the ordinary course of business.

Affiliate transactions—Artisan Funds

We have agreements to serve as the investment manager of Artisan Funds, with which certain of our employees are affiliated. Under the terms of these agreements, which are generally reviewed and continued by the board of directors of Artisan Funds annually, we receive a fee based on an annual percentage of the average daily net assets of each Artisan Fund ranging from 0.64% to 1.25%. We generally collect revenues related to these services on the last business day of each month and record them in Management fees in the Consolidated Statement of Operations. We have contractually agreed to waive our management fees or reimburse for expenses incurred to the extent necessary to limit annualized ordinary operating expenses incurred by certain of the Artisan Funds to not more than 1.50% of average daily net assets through February 1, 2014. In addition, we may voluntarily waive fees or reimburse any of the Artisan Funds for other expenses. The officers and a director of Artisan Funds who are affiliated with us receive no compensation from the funds. At June 30, 2013 and December 31, 2012, respectively, accounts receivable included $0 and $81 due from Artisan Funds.

Fees for managing the Artisan Funds and amounts waived or reimbursed by us for fees and expenses (including management fees) are as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012
Investment management fees:
Artisan Funds	$107,533	$80,220	$205,613	$159,082
Fee waiver / expense reimbursement:
Artisan Funds	$1	$49	$122	$115

Affiliate transactions—Artisan Global Funds

We have agreements to serve as the investment manager and promoter of Artisan Global Funds, with which certain of our employees are affiliated. Under the terms of these agreements, we receive a fee based on an annual percentage of the average daily net assets of each fund ranging from 0.75% to 1.80%. We reimburse each sub-fund of Artisan Global Funds to the extent that sub-fund’s expenses, not including our fee, exceed certain levels, which range from 0.10% to 0.20%. At June 30, 2013 and December 31, 2012, respectively, accounts receivable included $851 and $728 due from Artisan Global Funds.

Fees for managing Artisan Global Funds and amounts reimbursed to Artisan Global Funds by us are as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012
Investment management fees:
Artisan Funds	$2,109	$633	$3,548	$1,217
Fee waiver / expense reimbursement:
Artisan Funds	$301	$47	$427	$379

Affiliate transactions—Launch Equity

We have an agreement to serve as the investment manager of Launch Equity. Under the terms of the agreement we earn a quarterly fee based on the value of the closing capital account of each limited partner for the quarter, at the rate of 1.00% (annualized). At our discretion, the fee may be waived and certain expenses reimbursed to the extent they exceed a certain level. We expect to waive 100% of our quarterly fee and reimburse Launch Equity for all operating expenses, and we may waive other expenses as well. We are entitled to receive an allocation of profits from Launch Equity equal to 20% of Launch Equity’s net capital appreciation as determined at the conclusion of its fiscal year, which also may be waived at our discretion and which we expect to waive in the future. Expense reimbursements totaled $47 and $44 for the three months ended June 30, 2013 and 2012, respectively and $87 and $81 for the six months ended June 30, 2013 and 2012, respectively.

Affiliate transactions—AIC

We have cost sharing arrangements with AIC, as well as AIC’s beneficial owners, Andrew A. Ziegler (an Artisan employee and our Executive Chairman) and Carlene M. Ziegler (also an Artisan employee), pursuant to which we and certain of our employees provide certain administrative services to AIC and its owners, and AIC and its owners reimburse us for the costs related to such services. At June 30, 2013 and December 31, 2012, accounts receivable included $28 and $231 due from AIC, respectively.

13.	Related party transactions

Artisan engages in transactions with its affiliates in the ordinary course of business.

Affiliate transactions—Artisan Funds

Artisan has agreements to serve as the investment adviser to Artisan Funds, with which certain Artisan employees are affiliated. Under the terms of the agreements with the Funds, which are generally reviewed and continued by the Funds’ board of directors at least annually, a fee is paid to Artisan based on an annual percentage of the average daily net assets of each Fund ranging from 0.64% to 1.25%. Revenues related to these services are generally collected by Artisan on the last business day of each month and are recorded in Management fees in the Consolidated Statement of Operations. Artisan has contractually agreed to waive its management fees or reimburse for expenses incurred to the extent necessary to limit annualized ordinary operating expenses incurred by Artisan Emerging Markets Fund, Artisan Global Value Fund, Artisan Global Opportunities Fund and Artisan Global Equity Fund to not more than 1.50% of average daily net assets through February 1, 2014. In addition, Artisan may voluntarily waive fees or reimburse any of the Artisan Funds for other expenses. The officers and a director of Artisan Funds who are affiliated with Artisan receive no compensation from the Funds. At December 31, 2012 and December 31, 2011, respectively, accounts receivable included $81 and $195 due from the Funds.

Fees for managing the Funds and amounts waived or reimbursed by Artisan for fees and expenses (including management fees) are as follows:

	For the years ended December 31,
	2012	2011	2010
Investment management fees:
Artisan Funds	$333,218	$303,919	$261,535
Fee waiver / expense reimbursement:
Artisan Funds	$171	$374	$441

Affiliate transactions—Artisan Global Funds

Artisan has agreements to serve as the investment manager and promoter of Artisan Global Funds with which certain Artisan employees are affiliated. Artisan Global Funds is an open-ended investment company with variable capital and segregated liability between its sub-funds, organized under the laws of Ireland. Artisan Global Funds is authorized by the Central Bank of Ireland as a UCITS and offers shares to non-U.S. investors. Under the terms of the agreements with Artisan Global Funds, a fee is paid to Artisan based on an annual percentage of the average daily net assets of each fund ranging from 0.85% to 0.95%. Artisan reimburses each sub-fund of Artisan Global Funds to the extent that sub-fund’s expenses, not including Artisan’s fee, exceed certain levels, which are not more than 0.20% for the Emerging Markets Fund and not more than 0.35% for the Global Value Fund, Value Fund, Global Equity Fund, and Global Opportunities Fund. The directors of Artisan Global Funds who are affiliated with Artisan receive no compensation from Artisan Global Funds. At December 31, 2012 and December 31, 2011, respectively, accounts receivable included $728 and $709 due from Artisan Global Funds.

Fees for managing Artisan Global Funds and amounts reimbursed to Artisan Global Funds by Artisan are as follows:

	For the years ended December 31,
	2012	2011	2010
Investment management fees:
Artisan Global Funds	$3,020	$1,255	$—
Fee waiver / expense reimbursement:
Artisan Global Funds	$653	$660	$—

Affiliate transactions—Launch Equity

APLP has an agreement to serve as the investment manager of Launch Equity. Under the terms of APLP’s agreement with Launch Equity, Artisan earns a quarterly fee based on the value of the closing capital account of each limited partner for the quarter, at the rate of 1.00% (annualized). At Artisan’s discretion, the fee may be waived and certain expenses reimbursed to the extent they exceed a certain level. Artisan expects to waive 100% of Artisan’s quarterly fee and reimburse Launch Equity for all operating expenses, and Artisan may waive other expenses at Artisan’s discretion. Artisan Alternatives is entitled to receive an allocation of profits from Launch Equity equal to 20% of Launch Equity’s net capital appreciation (“incentive fee”) as determined at the conclusion of its fiscal year, which also may be waived at Artisan’s discretion. Artisan waived all incentive fees in 2012. Expense reimbursements totaled $141 and $150 for the year ended December 31, 2012 and 2011, respectively.

Affiliate transactions—AIC

Artisan Partners Holdings has cost sharing arrangements with its current general partner, AIC, as well as AIC’s beneficial owners, Andrew A. Ziegler and Carlene M. Ziegler, who is an employee of APLP, pursuant to which Artisan Partners Holdings and certain of its employees provide certain administrative services to AIC and its owners, and AIC and its owners reimburse Artisan Partners Holdings for the costs related to such services. In addition, Artisan Partners Holdings has obtained and paid for insurance policies covering potential liability AIC may incur as general partner of Artisan Partners Holdings. At December 31, 2012 and 2011, accounts receivable included $231 and $189 due from AIC, respectively.